Offerings - Offering: 1	Aug. 19, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 216,497,627.65
Amount of Registration Fee	$ 29,898.32
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $29,898.32 was paid in connection with the filing of the Schedule TO-I by Carlyle AlpInvest Private Markets Fund (File No. 005-94305) on April 29, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.